Annual Total Returns - Fidelity® Series International Growth Fund [BarChart] - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Growth Fund - Fidelity Series International Growth Fund-Default
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.38%)
Annual Return 2012	19.49%
Annual Return 2013	22.14%
Annual Return 2014	(3.37%)
Annual Return 2015	4.34%
Annual Return 2016	(3.54%)
Annual Return 2017	30.21%
Annual Return 2018	(10.87%)
Annual Return 2019	35.56%
Annual Return 2020	18.61%